Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 step	Mar. 31, 2011
Inventories
Raw materials	$ 122,072	$ 97,942
Work/ Contracts in process	53,018	53,499
Finished goods	83,405	90,587
Net inventories	$ 258,495	$ 242,028
Accounting for Goodwill and Identifiable Intangible Assets
Number of steps involved in the process of impairment testing	2
Stock options
Stock-Based Compensation
Minimum vesting period (in years)	P1Y
Maximum vesting period (in years)	P3Y